Fair Value Measurements - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Marketable securities	$ 0	$ 23,998
Liabilities
Contingent call option for investment in related party (see Note 11)	2,040	1,545	$ 1,494
Fair Value, Recurring [Member]
Assets
Marketable securities		23,998
Total assets measured at fair value		23,998
Liabilities
Tranche rights liability			310
Preferred stock warrants	17,457	12,099	15,996
Contingent call option for investment in related party (see Note 11)		1,545
Total liabilities measured at fair value	19,497	13,644	16,306
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Assets, Transfer from Level 1 to Level 2	0	0	0
Assets, Transfer from Level 2 to Level 1	0	0	0
Assets, Transfer into Level 3	0	0	0
Assets, Transfer out of Level 3	0	0	0
Liabilities, Transfer from Level 1 to Level 2	0	0	0
Liabilities, Transfer from Level 2 to Level 1	0	0	0
Liabilities, Transfer into Level 3	0	0	0
Liabilities, Transfer out of Level 3	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Marketable securities		23,998
Total assets measured at fair value		23,998
Liabilities
Contingent call option for investment in related party (see Note 11)		1,545
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Tranche rights liability			310
Preferred stock warrants	17,457	12,099	15,996
Total liabilities measured at fair value	$ 19,497	$ 13,644	$ 16,306